Acquisitions and Other - Impact of Acquisition to Assets, Liabilities, and Equity (Details) $ in Millions	Jan. 05, 2021 CAD ($)
Share purchase
Disclosure of detailed information about business combination [line items]
Cash consideration	$ (308)
Intangible assets	341
Goodwill	409
Total assets	442
Net liabilities	(119)
Total liabilities	(125)
Non-controlling interest	(317)
Retained earnings	0
Total equity	(317)
Put option adjustments
Disclosure of detailed information about business combination [line items]
Cash consideration	0
Intangible assets	0
Goodwill	0
Total assets	0
Net liabilities	0
Total liabilities	(441)
Non-controlling interest	302
Retained earnings	139
Total equity	441
Crescent
Disclosure of detailed information about business combination [line items]
Cash consideration	(308)
Intangible assets	341
Goodwill	409
Total assets	442
Net liabilities	(119)
Total liabilities	(566)
Non-controlling interest	(317)
Retained earnings	139
Total equity	124
Crescent - Non-controlling interest
Disclosure of detailed information about business combination [line items]
Non-controlling interest	(15)
Contingent Consideration Liability | Share purchase
Disclosure of detailed information about business combination [line items]
Other financial liabilities	(6)
Contingent Consideration Liability | Put option adjustments
Disclosure of detailed information about business combination [line items]
Other financial liabilities	0
Contingent Consideration Liability | Crescent
Disclosure of detailed information about business combination [line items]
Other financial liabilities	(6)
Put Option Liability | Share purchase
Disclosure of detailed information about business combination [line items]
Other financial liabilities	0
Put Option Liability | Put option adjustments
Disclosure of detailed information about business combination [line items]
Other financial liabilities	(441)
Put Option Liability | Crescent
Disclosure of detailed information about business combination [line items]
Other financial liabilities	$ (441)